Schedule of Interest in Subsidiaries (Details) (Parenthetical) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	35.54%	1.41%
Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Number of Class F shares converted to ordinary shares		39,062
Class F Share [Member] | Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Number of Class F shares converted to ordinary shares		167,161
Terrapin 3's founder stockholders [member] | Class F shares [member] | Yatra USA Corp [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests	18.63%	18.63%